Revenue - Additional Information (Details) ¥ in Millions				3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 14, 2019 USD ($) item	Oct. 08, 2016 CNY (¥) installment	Oct. 08, 2016 USD ($) installment	Sep. 30, 2019 USD ($) item	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Jun. 30, 2019	Mar. 31, 2019 USD ($) item
Disaggregation of Revenue [Line Items]
Revenue from related party				$ 2,854,178	$ 0	$ 43,554,178	$ 0	$ 99,718,005	$ 18,973,054	[1]
Revenue				3,103,690	43,707,937	$ 44,503,562	362,628,296	$ 377,742,872	$ 144,352,840	[1]
Majority of revenue percentage								100.00%	99.50%
Qianxi [Member] | Joint Venture [Member]
Disaggregation of Revenue [Line Items]
Revenue from related party				$ 2,900,000
IUnicorn, Also Known as Shenma Zhuanche [Member] | Joint Venture [Member]
Disaggregation of Revenue [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent											50.01%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners											49.99%
Number of Orders | item				4,172
GTBs
Disaggregation of Revenue [Line Items]
Percentage of marketing and business development management services						0.25%
GTD
Disaggregation of Revenue [Line Items]
Number of GTB received for services provided to GTD | item												1,250,000
Assets sold under agreements carrying amount												$ 20,400,000
GTD | Digital asset management services
Disaggregation of Revenue [Line Items]
Number of GTB received for services provided to GTD | item	7,083,333
Percentage of marketing and business development management services	0.25%
Percentage of discount to fixed contract price	76.00%
GTD | Digital asset management services | Expected life
Disaggregation of Revenue [Line Items]
Expecting holding period						3 years
GTD | Digital asset management services | Expected volatility [Member]
Disaggregation of Revenue [Line Items]
Digital asset (liability) net, measurement input				155		155
GTD | Digital asset management services | Expected dividend rate
Disaggregation of Revenue [Line Items]
Digital asset (liability) net, measurement input				0		0
GTD | Digital asset management services | Interest rate
Disaggregation of Revenue [Line Items]
Digital asset (liability) net, measurement input				2.25		2.25
GTD | Digital asset management services | Level II
Disaggregation of Revenue [Line Items]
Number of GTB received for services provided to GTD | item	7,083,333
Assets sold under agreements fair value	$ 40,700,000
Percentage of discount to fixed contract price	76.00%
Mobile Energy Group, Formerly We Cast Services [Member]
Disaggregation of Revenue [Line Items]
Revenue				$ 3,103,690	43,707,937	$ 44,503,562	362,628,296
Mobile Energy Group, Formerly We Cast Services [Member] | Digital asset management services
Disaggregation of Revenue [Line Items]
Revenue				0	0	40,700,000	0
Mobile Energy Group, Formerly We Cast Services [Member] | Electric Vehicles [Member]
Disaggregation of Revenue [Line Items]
Revenue				$ 2,854,178	$ 0	2,854,178	0
Legacy YOD
Disaggregation of Revenue [Line Items]
Revenue						$ 0	$ 0
Legacy YOD | Major Customers | Yanhua Agreement
Disaggregation of Revenue [Line Items]
Minimal guarantee fee		¥ 13.0	$ 2,000,000
Number of installments | installment		2	2
Amount recognized as revenue of the first installment | ¥		¥ 6.5
Second installments of agreement to be paid in three months from the date when the first installment | ¥		¥ 6.5

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)